Note 14 - Debt	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of borrowings [text block]

14. Debt

Corporate Facility

On December 31, 2020, the Company entered into a $400.0 million four-year revolving credit facility (the “Corporate Facility”). The interest rate payable on any outstanding borrowings under the Corporate Facility is LIBOR, plus 2.25% to 3.25% and the maturity date of the Corporate Facility is December 31, 2024. As at December 31, 2021, the Corporate Facility was undrawn (December 31, 2020 - $nil).